Note 6 - Foreclosed Real Estate (Details) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Foreclosed Real Estate (Details) [Line Items]
Real Estate Acquired Through Foreclosure	$ 567,000	$ 78,000				$ 466,000				$ 567,000		$ 78,000	$ 466,000
Financing Receivable, Allowance for Credit Losses, Write-downs	125,000			$ 93,000						1,382,000	$ 226,000	620,000	892,000
Provision for Loan and Lease Losses	$ 50,000	0	$ 75,000	$ 90,000	$ 25,000	150,000	$ 100,000	$ 225,000	$ 250,000	$ 50,000	$ 115,000	190,000	725,000
Gains (Losses) on Sales of Other Real Estate												39,000	(31,000)
Foreclosed Real Estate Expense												19,000	84,000
Foreclosed Real Estate [Member]
Note 6 - Foreclosed Real Estate (Details) [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs												187,000	354,000
Provision for Loan and Lease Losses												0	20,000
Deferred Gain on Sale of Real Estate												0	0
Deferred Gain on Sale of Property		$ 16,000				$ 42,000						$ 16,000	$ 42,000